Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jul. 21, 2016
Accounting Policies [Abstract]
Cash balance	$ 2,536
Accounts receivable	$ 8,330